RISK MANAGEMENT AND FINANCIAL INSTRUMENTS (Tables)	12 Months Ended
Dec. 31, 2023
RISK MANAGEMENT AND FINANCIAL INSTRUMENTS [Abstract]
Summary of financial instruments that Brookfield Renewable
Impact of a 5% change in the market price of electricity, on outstanding energy derivative contracts and IFRS 9 PPAs, for the year ended December 31:

	Effect on net income(1)			Effect on OCI(1)
(MILLIONS)	2023	2022	2021	2023	2022	2021
5% increase	$(62)	$(76)	$(37)	$(23)	$(36)	$(21)
5% decrease	62	75	40	23	36	22
(1)Amounts represent the potential annual net pretax impact.
Impact of a 5% change in U.S. dollar exchange rates, on outstanding foreign exchange swaps, for the year ended December 31:

	Effect on net income(1)			Effect on OCI(1)
(MILLIONS)	2023	2022	2021	2023	2022	2021
5% increase	$29	$27	$29	$307	$96	$95
5% decrease	(29)	(27)	(29)	(307)	(96)	(95)
(1)Amounts represent the potential annual net pretax impact.
Impact of a 1% change in interest rates, on outstanding interest rate swaps, variable-rate debt and tax equity, for the year ended December 31:

	Effect on net income(1)			Effect on OCI(1)
(MILLIONS)	2023	2022	2021	2023	2022	2021
1% increase	$(129)	$20	$15	$148	$112	$114
1% decrease	130	(20)	(16)	(156)	(118)	(124)
(1)Amounts represent the potential annual net pretax impact.
The maximum credit exposure at December 31 was as follows:

(MILLIONS)	2023	2022
Trade receivables and other short-term receivables	$923	$883
Long-term receivables	382	235
Financial instrument assets(1)	400	390
Due from related parties(1)	1,578	251
Contract asset(1)	375	395
	$3,658	$2,154
(1)Includes both the current and long-term amounts.

Summary to classifies the cash obligations related to Brookfield Renewables liabilities into relevant maturity groupings based on the remaining period from the statement of financial position dates to the contractual maturity date
The table below classifies the cash obligations related to Brookfield Renewable’s liabilities into relevant maturity groupings based on the remaining period from the statement of financial position dates to the contractual maturity date.

AS AT DECEMBER 31, 2023 (MILLIONS)	< 1 year	2-5 years	> 5 years	Total
Accounts payable and accrued liabilities	$1,197	$—	$—	$1,197
Financial instrument liabilities(1)	401	871	1,010	2,282
Due to related parties	835	705	—	1,540
Other long-term liabilities – concession payments	1	4	11	16
Lease liabilities(1)	41	193	534	768
Corporate borrowings(1)	183	679	1,981	2,843
Non-recourse borrowings(1)	4,752	9,474	12,794	27,020
Interest payable on borrowings(2)	2,651	7,123	6,977	16,751
Total	$10,061	$19,049	$23,307	$52,417

AS AT DECEMBER 31, 2022 (MILLIONS)	< 1 year	2-5 years	> 5 years	Total
Accounts payable and accrued liabilities	$1,086	$—	$—	$1,086
Financial instrument liabilities(1)	559	1,018	652	2,229
Due to related parties	586	1	—	587
Other long-term liabilities – concession payments	2	6	12	20
Lease liabilities(1)	30	116	413	559
Corporate borrowings(1)	249	664	1,643	2,556
Non-recourse borrowings(1)	2,027	7,904	12,390	22,321
Interest payable on borrowings(2)	1,368	4,141	4,663	10,172
Total	$5,907	$13,850	$19,773	$39,530
(1)Includes both the current and long-term amounts.
(2)Represents aggregate interest payable expected to be paid over the entire term of the obligations, if held to maturity. Variable rate interest payments have been calculated based on estimated interest rates.

Summary of Brookfield Renewables assets and liabilities measured and disclosed at fair value classified by the fair value hierarchy

(MILLIONS)	Level 1	Level 2	Level 3	2023	2022
Assets measured at fair value:
Cash and cash equivalents	$1,141	$—	$—	$1,141	$998
Restricted cash(1)	391	—	—	391	191
Financial instrument assets(1)
IFRS 9 PPAs	—	—	50	50	2
Energy derivative contracts	—	90	—	90	37
Interest rate swaps	—	233	—	233	335
Foreign exchange swaps	—	27	—	27	16
Tax equity	—	—	27	27	—
Investments in debt and equity securities	—	46	1,494	1,540	1,235
Property, plant and equipment	—	—	64,005	64,005	54,283
Liabilities measured at fair value:
Financial instrument liabilities(1)
IFRS 9 PPAs(2)	—	(56)	(742)	(798)	(668)
Energy derivative contracts	—	(82)	—	(82)	(238)
Interest rate swaps	—	(105)	—	(105)	(82)
Foreign exchange swaps	—	(353)	—	(353)	(110)
Tax equity	—	—	(1,782)	(1,782)	(1,131)
Contingent consideration(3)	—	—	(92)	(92)	(68)
Liabilities for which fair value is disclosed:
Corporate borrowings(1)	(2,731)	—	—	(2,731)	(2,362)
Non-recourse borrowings(1)	(2,116)	(24,723)	—	(26,839)	(21,117)
Total	$(3,315)	$(24,923)	$62,960	$34,722	$31,253
(1)Includes both the current amount and long-term amount.
(2)During the year ended December 31, 2023 $56 million (2022: nil) was transferred from Level 3 to Level 2.
(3)Amount relates to business combination completed in 2022 and 2023 with obligations lapsing from 2024 to 2027.

Summary of Brookfield Renewables net financial instrument positions	The aggregate amount of Brookfield Renewable’s net financial instrument positions as at December 31 are as follows:

	Financial Instruments Assets				Financial Instruments Liabilities
		Instruments not designated as hedges				Instruments not designated as hedges
(MILLIONS)	Instruments designated as hedges	Fair value through profit & loss	Fair value through OCI	Total	Instruments designated as hedges	Fair value through profit & loss	Fair value through OCI	Total	Net Assets (Liabilities)
IFRS 9 PPAs	—	$2	$—	$2	$(94)	$(574)	$—	$(668)	$(666)
Energy derivative contracts	12	$25	$—	$37	$(37)	$(201)	$—	$(238)	$(201)
Interest rate swaps	284	51	—	335	(15)	(67)	—	(82)	253
Foreign exchange swaps	14	2	—	16	(90)	(20)	—	(110)	(94)
Investments in debt and equity securities	—	1,010	225	1,235	—	—	—	—	1,235
Tax equity	—	—	—	—	—	(1,131)	—	(1,131)	(1,131)
Balance, as at December 31, 2022	$310	$1,090	$225	$1,625	$(236)	$(1,993)	$—	$(2,229)	$(604)
Less: current portion				(125)				559	434
Long-term portion				$1,500				$(1,670)	$(170)

IFRS 9 PPAs	$39	$11	$—	$50	$(71)	$(727)	$—	$(798)	$(748)
Energy derivative contracts	96	(6)	—	90	—	(82)	—	(82)	8
Interest rate swaps	181	52	—	233	(33)	(72)	—	(105)	128
Foreign exchange swaps	27	—	—	27	(325)	(28)	—	(353)	(326)
Investments in debt and equity securities	—	1,403	137	1,540	—	—	—	—	1,540
Tax equity	—	27	—	27	—	(1,782)	—	(1,782)	(1,755)
Balance, as at December 31, 2023	$343	$1,487	$137	$1,967	$(429)	$(2,691)	$—	$(3,120)	$(1,153)
Less: current portion				(199)				687	488
Long-term portion				$1,768				$(2,433)	$(665)
The following table presents the change in Brookfield Renewable’s total net financial instrument asset position as at and for the year ended December 31:

(MILLIONS)	Balance as at Dec 31, 2022 asset (liability)	Changes in fair value recognized in OCI(1)	Changes in fair value (hedge ineffectiveness)(2)	Changes in fair value on financial instruments through profit and loss(2)	Amounts reclassified from OCI to income	Acquisitions, settlements and other	Foreign exchange gain (loss)	Balance as at Dec 31, 2023 asset (liability)
IFRS 9 PPAs(3)	$(666)	$54	$(6)	$74	$13	$(217)	$—	$(748)
Energy derivative contracts	(201)	220	(3)	89	(110)	13	—	8
Interest rate swaps	253	(20)	—	33	(90)	(47)	(1)	128
Foreign exchange swaps	(94)	(128)	—	(1)	—	(103)	—	(326)
Investments in debt and equity securities	1,235	8	—	119	—	182	(4)	1,540
Tax equity	(1,131)	—	—	243	—	(867)	—	(1,755)
	$(604)	$134	$(9)	$557	$(187)	$(1,039)	$(5)	$(1,153)
(1)Amounts recognized in Equity-accounted investments, Gains (losses) arising during the year on financial instruments designated as cash-flow hedges and Unrealized gain (loss) on foreign exchange swaps – net investment hedge on the consolidated statements of comprehensive income (loss).
(2)Amounts recognized in Foreign exchange and financial instruments gain (loss) on the consolidated statements of income (loss) excluding realized gains and losses recorded on foreign exchange.
(3)Level 3 power purchase agreements accounted for as energy derivatives that are either designated as a hedge or not designated as a hedge.

(MILLIONS)	Balance as at Dec 31, 2021 asset (liability)	Changes in fair value recognized in OCI(1)	Changes in fair value (hedge ineffectiveness)(2)	Changes in fair value on derivatives not designated in hedge relationships(2)	Amounts reclassified from OCI to income	Acquisitions, settlements and other	Foreign exchange gain (loss)	Balance as at Dec 31, 2022 asset (liability)
IFRS 9 PPAs(3)	$(20)	$(75)	$(13)	$(216)	$22	$(364)	$—	$(666)
Energy derivative contracts	(151)	(117)	2	(134)	142	57	—	(201)
Interest rate swaps	(188)	331	5	85	5	18	(3)	253
Foreign exchange swaps	(24)	(56)	—	89	—	(103)	—	(94)
Investments in debt and equity securities	195	(11)	—	13	—	1,046	(8)	1,235
Tax equity	(455)	—	—	115	—	(791)	—	(1,131)
	$(643)	$72	$(6)	$(48)	$169	$(137)	$(11)	$(604)
(1)Amounts recognized in Equity-accounted investments, Gains (losses) arising during the year on financial instruments designated as cash-flow hedges and Unrealized gain (loss) on foreign exchange swaps – net investment hedge on the consolidated statements of comprehensive income (loss).
(2)Amounts recognized in Foreign exchange and financial instruments gain (loss) on the consolidated statements of income (loss) excluding realized gains and losses recorded on foreign exchange.
(3)Level 3 power purchase agreements accounted for as energy derivatives that are either designated as a hedge or not designated as a hedge.

Summary of derivative contracts designated as hedging instruments
The following table summarizes the energy derivative contracts designated as hedging instruments:

Energy derivative contracts and IFRS 9 PPAs	December 31, 2023	December 31, 2022
Carrying amount (asset/(liability))	64	(116)
Notional amount – GWh	26,083	13,674
Weighted average hedged rate for the year ($/MWh)	50	58
Maturity dates	2024-2044	2023-2038
Hedge ratio	1:1	1:1
Change in discounted spot value of outstanding hedging instruments	152	(90)
Change in value of hedged item used to determine hedge effectiveness	(118)	64
The following table summarizes the interest rate hedges designated as hedging instruments:

Interest rate hedges	December 31, 2023	December 31, 2022
Carrying amount (asset/(liability))	148	269
Notional amount – $	1,633	803
Notional amount – C$(1)	326	349
Notional amount – €(1)	1,204	1,315
Notional amount – £(1)	312	296
Notional amount – COP(1)	196	157
Maturity dates	2024-2061	2023-2061
Hedge ratio	1:1	1:1
Change in discounted spot value of outstanding hedging instruments	(124)	333
Change in value of hedged item used to determine hedge effectiveness	124	(328)
(1)Notional amounts of foreign currency denominated interest rate hedges are presented at the U.S. dollar equivalent value based on the December 31, 2023 foreign currency spot rate.
The following table summarizes the foreign exchange swaps designated as hedging instruments:

Foreign exchange swaps	December 31, 2023	December 31, 2022
Carrying amount (asset/(liability))	(298)	(76)
Notional amount for hedges of the Colombian Peso(1)	2,602	601
Notional amount for hedges of the euro(1)	644	302
Notional amount for hedges of the British pounds sterling(1)	818	76
Notional amount for hedges of the Chinese yuan(1)	701	575
Notional amount for hedges of the Indian rupee(1)	710	128
Notional amount for hedges of the Brazilian real(1)	607	79
Notional amount for hedges of other currencies(1)	43	104
Maturity date	2024 - 2027	2023 - 2024
Hedge ratio	1:1	1:1
Weighted average hedged rate for the year:
COP/$ foreign exchange forward contracts	4,642	5,038
€/$ foreign exchange forward contracts	0.99	0.99
£/$ foreign exchange forward contracts	0.80	0.83
CNY/$ foreign exchange forward contracts	6.92	7.05
INR/$ foreign exchange forward contracts	86	83
BRL/$ foreign exchange forward contracts	5.37	5.69
(1)Notional amounts expressed in millions of U.S. dollars